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                             THE VANTAGEPOINT FUNDS


                        SUPPLEMENT DATED NOVEMBER 1, 2001
                       TO THE PROSPECTUS DATED MAY 1, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS. ALL DEFINED TERMS ARE THE SAME AS IN THE PROSPECTUS.

        Starting on November 1, 2001, the Vantagepoint Funds (the "Fund") will offer current accountholders the opportunity to invest directly into the Vantagepoint Funds through the Vantagepoint Elite program.

        The following replaces page 17 of the Fund's prospectus:

FEE TABLES
FEES AND EXPENSES OF THE FUNDS
The purpose of the following table is to assist you in understanding the various costs that you, as a shareholder, will bear directly or indirectly in connection with an investment in one or more of the Vantagepoint Funds.

                                                        All Vantagepoint Funds
                                                        (except Income
SHAREHOLDER TRANSACTION EXPENSES                        Preservation)
(Fees Paid Directly From Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases        None
Maximum Deferred Sales Charge (Load)                    None
Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends (and other distributions)        None
Redemption Fee                                          $50*
Exchange Fee                                            $8*
Maximum Account Fee                                     None

* A redemption fee of $50 and an exchange fee of $8 will be charged on the redemption or exchange of shares from any of the Vantagepoint Funds, except the Vantagepoint Money Market Fund, held for less than one year by Vantagepoint Elite investors. Exchanges from the Vantagepoint Money Market Fund to any other Vantagepoint Fund will be free of charge. Redemptions of shares of the Vantagepoint Money Market Fund held less than one year will be subject to a $30 redemption fee.

The one year numbers in the Example on page 19 are revised as shown below to reflect the affect of redemption fees charged to Vantagepoint Elite shareholders for shares held for one year or less. Vantagepoint Elite shareholders will purchase Class I Shares of the

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Index Funds and therefore the example for the first year of holding Class II shares will not change.

--------------------------------- ------------ ------------------------------- -----------
Money Market                      $ 93         500 Stock Index Class I         $ 95
--------------------------------- ------------ ------------------------------- -----------
U.S. Government Securities        $117         Broad Market Index Class I      $ 98
--------------------------------- ------------ ------------------------------- -----------
Asset Allocation                  $128         Mid/Small Co. Index Class I     $102
--------------------------------- ------------ ------------------------------- -----------
Equity Income                     $143         Overseas Equity Index Class I   $119
--------------------------------- ------------ ------------------------------- -----------
Growth & Income                   $137         Savings Oriented                $154
--------------------------------- ------------ ------------------------------- -----------
Growth                            $139         Conservative Growth             $151
--------------------------------- ------------ ------------------------------- -----------
Aggressive Opportunities          $174         Traditional Growth              $154
--------------------------------- ------------ ------------------------------- -----------
International                     $168         Long-Term Growth                $151
--------------------------------- ------------ ------------------------------- -----------
Core Bond Index Class I           $ 98         All-Equity Growth               $170
--------------------------------- ------------ ------------------------------- -----------

The following sentence is added to page 36, as the last sentence to the Section entitled

"SHAREHOLDER INFORMATION"

"PRICING AND TIMING OF TRANSACTIONS"

        Vantagepoint Elite investors will receive the NAV next determined following the receipt of the order for purchase, redemption or exchange. Each portfolio calculates its NAV at the close of each business day.

The following are added as new subsections under the Section entitled "PURCHASES, EXCHANGES, AND REDEMPTIONS"

Purchases -- Vantagepoint Elite

Shares of the Vantagepoint Funds are available for purchase to RC participants through the Vantagepoint Elite program to RC Participants with over $25,000 combined in all ICMA-RC accounts (Vantagepoint IRA, 457 plan 401 plan or VantageCare Retirement Health Savings Plan) or on behalf of a minor if the custodian is an RC accountholder with over $25,000 combined in all ICMA-RC accounts (Vantagepoint IRA, 457 plan 401 plan or VantageCare Retirement Health Savings Plan). An initial contribution by the accountholder of $5,000 is necessary in order to open a Vantagepoint Elite account. A minimum initial investment of $5,000 by the Vantagepoint Elite investor in a Vantagepoint Fund is required. The minimum subsequent investment for Vantagepoint Elite investors is $1,000, except that a Vantagepoint Elite investor may make subsequent investments through an Automatic Investment Program in the amount of $200. There are no front end sales charges, deferred sales charges or back-end sales charges. A redemption fee of $50 will be charged on the redemption of shares held for less than one year by Vantagepoint Elite investors. For more information about opening a Vantagepoint Elite account please call 1-800-669-7400 or contact the Fund on line at InvestorServices@icmarc.org.

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EXCHANGE'S AND ALLOCATION AMONG FUNDS

Exchanges -- Vantagepoint Elite

Vantagepoint Elite investors may exchange their shares of one Vantagepoint Fund for shares of another Vantagepoint Fund. Vantagepoint Elite investors may exchange shares on any business day by VantageLink, mail or telephone. If shares have been purchased by check, an investor will not be able to exchange those shares until the check has cleared (which may take up to 15 days from the date of purchase). The redemption fee of $50 referenced above will not be charged on shares exchanged, however, an exchange fee may be charged as referenced above.

An exchange is a redemption of shares in one Fund and a purchase of shares of another Fund. The sale price and purchase price will be based on the NAV next calculated after the exchange request has been received and is in good order.

Redemptions -- Vantagepoint Elite

A Vantagepoint Elite investor may redeem shares on any business day by mail or telephone. The redemption price of each share will be the next NAV determined after the redemption request has been received and is in good order.

The following replaces the Section entitled Taxation found on page 40.

The Vantagepoint Funds have elected to be treated and to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. A regulated investment company generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Funds distribute capital gains annually, if any. The Money Market, Core Bond Index and U.S. Government Securities Funds distribute dividends monthly, and all of the remaining Funds will distribute dividends annually.

Normally, distributions to shareholders are taxable as income or capital gains when such ordinary income and gains are distributed to them. Shareholders who invest in the Funds through section 401 plans, section 457 plans, IRAs, or the VantageCare Retirement Health Savings Plan will not be taxed on such distributions until such time as they receive distributions/withdrawals from such plans, programs or accounts. All earnings and gains are reinvested in the Fund and used to purchase additional shares.

Distributions paid to Vantagepoint Elite investors will normally be taxed as income or capital gains when they are received. Such dividends and distributions may be subject to federal, state and local taxation and are taxable whether or not they are reinvested. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at rates applicable to long-term capital gains. All dividends and distributions will be reinvested unless the Vantagepoint Elite investor elects to have such dividends and distributions paid in cash. Each redemption and

                                       3

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exchange of shares may be a taxable event. For tax purposes an exchange of Fund shares for shares of another Vantagepoint Fund is treated the same as a redemption.

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.





               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



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